EARNINGS PER SHARE (TABLES)	12 Months Ended
Jan. 03, 2014
Earnings per share reconciliation [Abstract]
Earnings per share [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011

Weighted-average common stock shares outstanding (1)	73.9	74.3	77.3
Effect of dilutive restricted stock awards and units and employee stock purchase plan shares (2)	0.8	0.2	—
Weighted-average common stock outstanding – Diluted	74.7	74.5	77.3

  Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards.
  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011, due to a goodwill impairment charge that resulted in a net loss for the year.

Earnings per share, anti-dilutive awards [Table Text Block]
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Anti-dilutive equity awards not included above	—†	1.1	1.0
† Represents less than half a million shares.